Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 107.4%
$ 111,400	Loan ID 200003	Fixed	7.250%	9/1/2035	$ 100,367
47,409	Loan ID 200012	ARM	9.800%	7/1/2037	44,753
33,631	Loan ID 200016	ARM	10.375%	1/1/2031	31,949
44,619	Loan ID 200018	Fixed	7.000%	1/1/2033	45,512
96,419	Loan ID 200023	Fixed	5.875%	12/1/2050	49,232
203,315	Loan ID 200026	Fixed	4.750%	1/1/2050	207,381
193,078	Loan ID 200029	Fixed	6.310%	7/1/2037	196,940
313,264	Loan ID 200032	Fixed	3.130%	1/1/2051	203,622
530,062	Loan ID 200035	Fixed	4.625%	11/1/2050	536,565
145,879	Loan ID 200037	Fixed	7.800%	5/1/2035	148,796
107,018	Loan ID 200041	Fixed	4.875%	8/1/2039	109,158
37,477	Loan ID 200042	Fixed	7.000%	12/1/2037	38,227
45,850	Loan ID 200043	Fixed	6.125%	7/1/2039	46,767
47,766	Loan ID 200048	Fixed	5.500%	8/1/2039	48,721
141,946	Loan ID 200052	Fixed	5.125%	5/1/2040	144,785
50,405	Loan ID 200054	Fixed	8.250%	3/1/2039	51,413
75,719	Loan ID 200055	Fixed	10.000%	1/5/2036	77,234
29,795	Loan ID 200060	Fixed	5.750%	8/1/2039	30,391
24,054	Loan ID 200065	ARM	8.375%	1/1/2037	21,759
183,264	Loan ID 200075	Fixed	4.250%	2/1/2042	184,794
157,871	Loan ID 200076	Fixed	4.250%	12/1/2041	96,320
16,843	Loan ID 200078	Fixed	7.000%	8/1/2036	17,179
132,061	Loan ID 200079	Fixed	5.000%	2/1/2059	117,845
63,089	Loan ID 200082	Fixed	8.250%	4/1/2040	57,480
170,503	Loan ID 200084	Fixed	7.000%	3/1/2039	149,760
215,010	Loan ID 200087	Fixed	6.000%	3/1/2051	201,476
113,109	Loan ID 200088	Fixed	7.000%	6/1/2039	99,305
251,230	Loan ID 200089	Fixed	3.875%	3/1/2052	214,764
269,720	Loan ID 200090	Fixed	4.500%	11/1/2036	175,417
118,746	Loan ID 200093	Fixed	5.000%	2/1/2038	121,120
68,763	Loan ID 200102	Fixed	8.250%	3/1/2040	68,329
104,674	Loan ID 200110	Fixed	8.250%	8/1/2039	106,767
67,334	Loan ID 200128	Fixed	4.710%	7/1/2037	59,440
437,165	Loan ID 200129	Fixed	4.625%	3/1/2052	387,553
23,036	Loan ID 200131	Fixed	3.875%	11/1/2027	22,883
112,294	Loan ID 200135	Fixed	4.375%	12/1/2042	113,537
115,391	Loan ID 200137	Fixed	4.500%	9/1/2042	117,007
73,027	Loan ID 200141	Fixed	4.250%	2/1/2042	73,257
115,913	Loan ID 200143	Fixed	3.000%	2/1/2037	110,389
374,510	Loan ID 200145	Fixed	4.625%	8/1/2051	362,059
91,698	Loan ID 200152	ARM	3.625%	9/1/2037	85,968
140,273	Loan ID 200158	Fixed	3.625%	12/1/2042	137,710
113,282	Loan ID 200160	Fixed	3.250%	2/1/2043	108,748
199,463	Loan ID 200162	Fixed	3.875%	7/1/2042	198,217
179,143	Loan ID 200165	Fixed	4.375%	12/1/2041	181,134
93,157	Loan ID 200168	Fixed	3.750%	10/1/2042	91,756
20,021	Loan ID 200169	Fixed	6.923%	9/1/2034	20,422
82,139	Loan ID 200174	Fixed	7.340%	4/1/2037	83,782
46,896	Loan ID 200175	Fixed	9.600%	5/1/2037	47,834
13,950	Loan ID 200177	Fixed	8.000%	1/11/2022	14,229
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 105,148	Loan ID 200181	Fixed	7.500%	6/1/2041	$ 78,722
67,343	Loan ID 200184	Fixed	4.375%	12/1/2042	68,017
25,975	Loan ID 200185	Fixed	5.375%	6/1/2042	26,495
49,455	Loan ID 200186	Fixed	5.125%	8/1/2042	50,444
301,416	Loan ID 200190	Fixed	3.625%	11/1/2042	295,899
149,706	Loan ID 200194	Fixed	4.750%	9/1/2041	152,701
235,618	Loan ID 200195	Fixed	3.875%	3/1/2042	234,205
92,027	Loan ID 200196	Fixed	4.500%	1/1/2043	93,356
37,425	Loan ID 200198	Fixed	5.250%	10/1/2042	38,173
257,022	Loan ID 200199	Fixed	4.000%	9/1/2042	256,498
222,617	Loan ID 200200	Fixed	3.875%	9/1/2042	220,886
37,222	Loan ID 200201	Fixed	5.125%	8/1/2041	37,966
20,027	Loan ID 200206	Fixed	3.990%	12/1/2042	19,934
42,002	Loan ID 200208	Fixed	4.250%	1/1/2043	42,297
170,989	Loan ID 200209	Fixed	3.875%	8/1/2042	169,950
47,718	Loan ID 200214	Fixed	5.750%	7/1/2039	48,672
104,026	Loan ID 200216	Fixed	5.750%	9/1/2039	106,107
131,877	Loan ID 200217	Fixed	5.250%	7/1/2040	134,515
67,201	Loan ID 200218	Fixed	4.250%	12/1/2041	67,713
166,916	Loan ID 200224	Fixed	4.000%	7/1/2043	166,898
74,602	Loan ID 200226	Fixed	5.250%	7/1/2041	76,094
46,193	Loan ID 200228	Fixed	4.625%	8/1/2042	47,060
61,926	Loan ID 200232	Fixed	3.875%	8/1/2042	61,584
107,523	Loan ID 200243	Fixed	3.750%	4/1/2043	105,884
23,967	Loan ID 200244	Fixed	5.000%	5/1/2042	24,446
183,105	Loan ID 200245	Fixed	3.875%	3/1/2043	181,849
82,544	Loan ID 200286	Fixed	4.500%	7/1/2043	83,856
91,592	Loan ID 200287	Fixed	4.375%	7/1/2043	92,577
185,973	Loan ID 200296	Fixed	3.250%	2/1/2043	178,529
112,130	Loan ID 200300	Fixed	8.400%	10/20/2037	114,372
33,309	Loan ID 200313	Fixed	8.500%	3/1/2028	31,644
268,485	Loan ID 200315	ARM	3.875%	6/1/2037	265,657
60,372	Loan ID 200317	Fixed	7.000%	9/1/2032	61,580
69,196	Loan ID 200326	Fixed	8.375%	10/1/2036	70,580
240,423	Loan ID 200330	Fixed	7.000%	8/1/2037	129,804
90,603	Loan ID 200332	Fixed	5.775%	10/1/2037	92,415
85,318	Loan ID 200334	Fixed	7.000%	1/1/2033	81,052
254,719	Loan ID 200335	Fixed	5.000%	11/1/2052	247,265
42,926	Loan ID 200338	ARM	10.500%	8/1/2029	43,785
126,175	Loan ID 200339	Fixed	2.000%	10/1/2033	112,160
27,159	Loan ID 200340	Fixed	7.000%	3/1/2030	27,702
54,936	Loan ID 200348	Fixed	6.500%	7/1/2038	56,034
224,468	Loan ID 200349	Fixed	7.000%	1/1/2037	208,548
63,778	Loan ID 200352	Fixed	7.000%	8/1/2030	65,054
72,352	Loan ID 200358	Fixed	5.000%	4/1/2025	73,799
61,241	Loan ID 200361	Fixed	7.500%	1/1/2034	62,466
79,178	Loan ID 200366	Fixed	6.250%	3/1/2034	80,762
153,635	Loan ID 200368	Fixed	4.500%	4/1/2036	99,863
65,281	Loan ID 200374	ARM	7.000%	5/1/2034	62,017
173,622	Loan ID 200380	Fixed	4.220%	4/1/2049	163,300
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 274,982	Loan ID 200384	Fixed	5.000%	11/1/2047	$ 257,291
134,437	Loan ID 200385	Fixed	8.250%	1/1/2040	137,126
116,927	Loan ID 200389	Fixed	4.820%	8/1/2047	17,755
187,703	Loan ID 200390	Fixed	4.780%	4/16/2047	167,670
143,145	Loan ID 200391	Fixed	4.000%	1/13/2035	143,137
60,360	Loan ID 200392	Fixed	10.000%	6/5/2034	57,342
75,048	Loan ID 200395	Fixed	4.860%	4/1/2047	31,275
66,692	Loan ID 200396	Fixed	10.000%	2/1/2036	68,026
72,100	Loan ID 200397	ARM	3.125%	9/1/2037	71,750
58,954	Loan ID 200399	Fixed	4.980%	6/1/2037	60,133
41,264	Loan ID 200403	Fixed	8.300%	10/15/2032	42,090
51,026	Loan ID 200404	Fixed	8.100%	5/1/2037	52,047
84,409	Loan ID 200405	Fixed	4.870%	12/1/2035	86,097
111,110	Loan ID 200406	Fixed	4.875%	10/1/2051	113,333
217,547	Loan ID 200407	Fixed	6.500%	4/1/2042	221,898
330,365	Loan ID 200409	Fixed	6.000%	2/1/2049	307,180
96,844	Loan ID 200411	Fixed	8.275%	6/1/2037	98,781
62,154	Loan ID 200417	Fixed	7.000%	5/1/2035	63,397
145,576	Loan ID 200420	Fixed	4.225%	4/10/2038	145,511
69,349	Loan ID 200421	Fixed	7.710%	8/1/2037	70,736
118,316	Loan ID 200423	Fixed	4.500%	6/1/2043	120,058
202,069	Loan ID 200430	Fixed	3.625%	7/1/2043	197,978
265,664	Loan ID 200432	Fixed	4.875%	5/1/2043	270,977
117,471	Loan ID 200433	Fixed	4.250%	8/1/2043	118,384
189,785	Loan ID 200435	Fixed	4.625%	11/1/2052	193,575
39,900	Loan ID 200439	Fixed	5.000%	8/1/2041	40,698
131,489	Loan ID 200445	Fixed	5.250%	2/1/2039	134,119
32,478	Loan ID 200447	Fixed	5.875%	11/4/2034	33,127
73,652	Loan ID 200448	Fixed	5.750%	5/1/2042	68,542
129,362	Loan ID 200449	Fixed	5.000%	2/1/2042	122,894
323,457	Loan ID 200451	Fixed	6.250%	7/1/2038	329,926
175,797	Loan ID 200460	Fixed	7.000%	7/1/2041	179,313
361,566	Loan ID 200462	Fixed	6.000%	7/1/2045	338,892
222,417	Loan ID 200465	Fixed	6.500%	7/1/2037	221,773
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	26,385
116,383	Loan ID 200469	Fixed	6.500%	7/1/2037	110,796
232,306	Loan ID 200474	Fixed	5.750%	11/1/2050	236,952
182,795	Loan ID 200476	Fixed	6.000%	9/1/2050	186,451
80,282	Loan ID 200482	Fixed	4.375%	11/1/2028	81,262
75,417	Loan ID 200483	Fixed	4.375%	11/1/2028	76,337
68,151	Loan ID 200485	Fixed	4.125%	2/1/2043	68,373
223,192	Loan ID 200486	Fixed	3.500%	1/1/2043	217,271
103,653	Loan ID 200489	Fixed	4.000%	3/1/2043	103,379
183,528	Loan ID 200491	Fixed	5.500%	10/1/2039	119,293
110,057	Loan ID 200492	Fixed	4.000%	1/1/2043	109,912
254,629	Loan ID 200494	Fixed	4.625%	10/1/2043	259,722
288,729	Loan ID 200497	Fixed	3.250%	4/1/2043	276,567
185,797	Loan ID 200500	Fixed	5.875%	2/1/2037	189,513
334,548	Loan ID 200504	Fixed	3.375%	3/1/2043	322,943
62,037	Loan ID 200507	Fixed	4.500%	9/1/2042	63,011
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 303,098	Loan ID 200514	Fixed	3.000%	4/1/2047	$ 283,167
92,242	Loan ID 200517	Fixed	8.000%	5/1/2039	92,242
183,984	Loan ID 200518	Fixed	3.000%	12/1/2050	175,036
291,012	Loan ID 200519	Fixed	3.000%	11/1/2049	278,160
102,262	Loan ID 200527	Fixed	4.500%	12/1/2043	103,943
362,873	Loan ID 200529	Fixed	4.625%	2/1/2044	369,882
159,982	Loan ID 200531	Fixed	4.625%	11/1/2043	162,841
97,684	Loan ID 200532	Fixed	3.250%	7/1/2043	93,638
34,337	Loan ID 200537	Fixed	4.500%	3/1/2042	34,937
76,089	Loan ID 200540	Fixed	3.875%	2/1/2043	75,597
40,810	Loan ID 200545	Fixed	4.375%	2/1/2029	41,255
150,790	Loan ID 200548	Fixed	5.250%	2/1/2044	153,806
123,229	Loan ID 200564	Fixed	4.875%	5/1/2039	125,694
118,736	Loan ID 200567	Fixed	3.375%	5/1/2043	114,680
85,843	Loan ID 200573	Fixed	3.750%	9/1/2042	84,650
120,236	Loan ID 200574	Fixed	4.875%	1/1/2044	122,641
166,814	Loan ID 200578	Fixed	4.750%	8/1/2040	166,814
43,527	Loan ID 200579	Fixed	4.875%	5/1/2042	44,397
154,716	Loan ID 200580	Fixed	4.125%	11/1/2041	155,388
35,742	Loan ID 200583	Fixed	3.625%	9/1/2027	35,069
294,772	Loan ID 200586	Fixed	3.500%	1/1/2043	287,142
226,600	Loan ID 200588	Fixed	3.750%	5/1/2042	223,940
60,244	Loan ID 200593	Fixed	3.875%	6/1/2042	59,856
206,798	Loan ID 200594	Fixed	4.250%	4/1/2043	208,548
34,964	Loan ID 200597	Fixed	5.625%	2/1/2044	35,664
66,131	Loan ID 200604	Fixed	3.500%	1/1/2043	64,423
136,111	Loan ID 200605	Fixed	4.875%	12/1/2043	138,833
114,441	Loan ID 200612	Fixed	4.500%	2/1/2043	116,342
184,114	Loan ID 200613	Fixed	3.369%	1/1/2043	178,173
313,236	Loan ID 200616	Fixed	4.875%	2/1/2044	319,501
206,252	Loan ID 200620	Fixed	4.250%	10/1/2043	207,784
119,196	Loan ID 200621	Fixed	3.625%	1/1/2043	116,638
119,394	Loan ID 200627	Fixed	4.250%	10/1/2043	120,254
152,330	Loan ID 200630	Fixed	5.250%	9/1/2043	155,377
318,991	Loan ID 200632	Fixed	5.250%	5/1/2044	325,371
208,236	Loan ID 200633	Fixed	5.125%	5/1/2044	212,400
210,754	Loan ID 200634	Fixed	4.375%	1/1/2044	213,374
134,390	Loan ID 200642	Fixed	5.000%	3/1/2044	137,077
108,827	Loan ID 200645	Fixed	5.000%	4/1/2044	111,004
129,498	Loan ID 200649	Fixed	4.375%	3/1/2044	130,966
119,621	Loan ID 200650	Fixed	4.875%	5/1/2044	122,014
208,961	Loan ID 200651	Fixed	3.625%	7/1/2043	204,664
126,277	Loan ID 200655	Fixed	3.375%	5/1/2043	122,100
191,341	Loan ID 200656	Fixed	6.875%	11/1/2045	155,702
138,437	Loan ID 200657	Fixed	4.875%	8/1/2051	141,206
162,896	Loan ID 200660	Fixed	5.875%	3/1/2038	166,154
193,746	Loan ID 200662	Fixed	5.000%	3/1/2044	197,621
63,568	Loan ID 200663	Fixed	4.750%	5/1/2044	64,839
143,779	Loan ID 200669	Fixed	5.250%	4/1/2044	146,654
45,691	Loan ID 200670	Fixed	4.375%	2/1/2029	46,152
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 218,607	Loan ID 200671	Fixed	4.625%	8/1/2043	$ 199,474
141,430	Loan ID 200672	Fixed	3.750%	7/1/2043	139,366
284,540	Loan ID 200674	Fixed	4.500%	5/1/2044	289,187
84,555	Loan ID 200677	Fixed	3.625%	5/1/2028	82,908
235,422	Loan ID 200679	Fixed	5.000%	4/1/2044	209,632
175,416	Loan ID 200682	Fixed	4.875%	5/1/2044	178,215
116,693	Loan ID 200684	Fixed	4.875%	4/1/2044	119,027
212,236	Loan ID 200685	Fixed	4.875%	5/1/2044	216,480
205,166	Loan ID 200690	Fixed	4.250%	4/1/2044	206,950
224,932	Loan ID 200692	Fixed	4.625%	7/1/2044	229,004
98,019	Loan ID 200694	Fixed	4.500%	9/1/2043	99,463
43,181	Loan ID 200696	Fixed	3.750%	10/1/2042	42,668
81,969	Loan ID 200700	Fixed	4.250%	2/1/2044	82,600
158,743	Loan ID 200701	Fixed	4.750%	6/1/2044	144,287
88,508	Loan ID 200704	Fixed	4.375%	3/1/2043	89,340
119,329	Loan ID 200708	Fixed	4.875%	2/1/2044	121,715
46,665	Loan ID 200709	Fixed	4.375%	4/1/2043	47,188
105,448	Loan ID 200710	Fixed	4.500%	7/1/2044	105,448
566,586	Loan ID 200714	Fixed	4.175%	11/1/2036	532,373
190,263	Loan ID 200716	ARM	3.620%	8/1/2037	170,094
130,274	Loan ID 200720	ARM	4.500%	4/1/2042	123,328
143,924	Loan ID 200726	Fixed	4.375%	9/1/2037	127,884
127,723	Loan ID 200727	Fixed	3.500%	7/1/2037	125,045
184,195	Loan ID 200732	Fixed	4.125%	9/1/2027	184,991
208,765	Loan ID 200733	Fixed	3.750%	12/1/2042	206,144
92,976	Loan ID 200735	Fixed	4.500%	6/1/2044	94,499
133,606	Loan ID 200736	Fixed	4.750%	5/1/2044	125,183
161,950	Loan ID 200742	Fixed	4.250%	4/1/2043	162,857
174,309	Loan ID 200744	Fixed	3.625%	6/1/2043	170,738
55,381	Loan ID 200753	Fixed	5.250%	5/1/2044	56,489
49,159	Loan ID 200755	Fixed	4.250%	6/1/2043	49,560
170,662	Loan ID 200756	Fixed	4.875%	11/1/2043	174,075
113,345	Loan ID 200759	Fixed	3.750%	6/1/2043	111,981
271,610	Loan ID 200762	Fixed	3.875%	5/1/2042	270,069
163,626	Loan ID 200771	Fixed	4.500%	4/1/2043	150,078
223,126	Loan ID 200772	Fixed	3.750%	3/1/2043	220,321
186,579	Loan ID 200774	Fixed	3.875%	7/1/2043	185,398
40,823	Loan ID 200775	Fixed	4.250%	4/1/2043	41,090
74,513	Loan ID 200776	Fixed	4.250%	3/1/2044	75,060
49,678	Loan ID 200777	Fixed	4.750%	6/1/2044	50,081
155,383	Loan ID 200781	Fixed	4.625%	9/1/2044	157,772
130,277	Loan ID 200783	Fixed	4.750%	9/1/2044	132,883
103,350	Loan ID 200785	Fixed	4.500%	8/1/2044	104,979
209,537	Loan ID 200786	Fixed	4.625%	7/1/2044	213,727
40,080	Loan ID 200787	Fixed	4.750%	9/1/2044	40,882
118,680	Loan ID 200789	Fixed	3.750%	9/1/2044	117,093
188,036	Loan ID 200791	Fixed	4.875%	6/1/2044	191,797
83,847	Loan ID 200795	Fixed	6.750%	8/1/2036	85,524
68,733	Loan ID 200796	Fixed	5.880%	12/1/2053	39,524
56,412	Loan ID 200799	Fixed	4.000%	2/5/2053	55,272
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 61,692	Loan ID 200800	Fixed	4.000%	1/1/2053	$ 61,254
147,821	Loan ID 200805	Fixed	4.625%	7/1/2050	136,145
154,252	Loan ID 200806	Fixed	5.000%	8/1/2049	145,300
54,465	Loan ID 200808	Fixed	4.250%	11/1/2050	43,719
112,873	Loan ID 200809	Fixed	5.000%	4/1/2050	93,071
224,050	Loan ID 200814	Fixed	8.250%	7/1/2039	228,531
273,307	Loan ID 200817	Fixed	5.000%	1/1/2050	250,972
193,068	Loan ID 200821	Fixed	4.250%	8/1/2044	194,730
74,732	Loan ID 200823	Fixed	4.250%	9/1/2044	75,369
204,560	Loan ID 200824	Fixed	4.250%	8/1/2044	205,620
97,697	Loan ID 200826	Fixed	4.375%	9/1/2044	98,637
183,992	Loan ID 200829	Fixed	4.375%	7/1/2043	186,037
181,927	Loan ID 200830	ARM	1.875%	7/1/2044	180,791
44,476	Loan ID 200831	Fixed	4.250%	10/1/2044	44,737
312,460	Loan ID 200832	Fixed	4.250%	10/1/2044	309,861
146,818	Loan ID 200834	Fixed	4.125%	7/1/2043	147,331
303,149	Loan ID 200835	Fixed	5.000%	8/1/2043	309,212
213,412	Loan ID 200839	Fixed	5.000%	5/1/2044	217,680
272,916	Loan ID 200844	Fixed	4.500%	7/1/2043	277,109
186,243	Loan ID 200846	Fixed	4.375%	11/1/2043	188,632
169,064	Loan ID 200847	Fixed	4.750%	10/1/2044	172,445
98,191	Loan ID 200853	Fixed	5.000%	4/1/2037	100,155
176,409	Loan ID 200856	Fixed	6.500%	6/1/2042	154,029
250,699	Loan ID 200858	Fixed	5.000%	1/1/2053	255,713
143,006	Loan ID 200860	Fixed	3.875%	3/1/2052	138,682
400,441	Loan ID 200861	Fixed	4.000%	6/1/2054	302,892
234,851	Loan ID 200863	Fixed	3.380%	7/1/2052	227,937
247,890	Loan ID 200866	Fixed	3.400%	5/1/2053	241,498
106,849	Loan ID 200867	Fixed	4.580%	9/1/2053	108,967
174,185	Loan ID 200880	Fixed	4.250%	6/1/2043	175,479
58,714	Loan ID 200883	Fixed	3.375%	5/1/2028	56,693
78,285	Loan ID 200886	Fixed	4.250%	10/1/2044	78,857
234,195	Loan ID 200887	Fixed	4.750%	9/1/2044	238,878
189,049	Loan ID 200891	Fixed	4.250%	10/1/2044	190,300
229,555	Loan ID 200892	Fixed	3.750%	9/1/2043	226,182
178,992	Loan ID 200897	Fixed	4.750%	10/1/2044	182,466
361,035	Loan ID 200907	ARM	3.670%	8/1/2047	349,376
99,316	Loan ID 200908	Fixed	4.000%	6/1/2049	99,488
119,810	Loan ID 200909	Fixed	4.870%	4/1/2047	93,528
652,737	Loan ID 200912	Fixed	4.500%	3/1/2037	663,967
55,394	Loan ID 200913	Fixed	4.250%	5/1/2047	51,343
137,984	Loan ID 200914	Fixed	2.875%	12/1/2047	131,520
82,513	Loan ID 200916	Fixed	4.000%	10/1/2037	81,626
151,716	Loan ID 200917	Fixed	4.875%	1/1/2051	154,750
85,761	Loan ID 200921	ARM	4.625%	7/1/2051	85,479
400,515	Loan ID 200922	Fixed	3.340%	9/1/2053	396,390
488,990	Loan ID 200924	Fixed	5.500%	9/1/2051	498,769
111,037	Loan ID 200928	Fixed	4.800%	12/1/2036	103,901
278,166	Loan ID 200933	Fixed	4.250%	3/1/2043	180,808
180,847	Loan ID 200940	Fixed	3.250%	2/1/2043	173,365
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 104,284	Loan ID 200941	Fixed	3.780%	1/1/2043	$ 101,264
251,539	Loan ID 200942	Fixed	4.000%	4/1/2043	251,316
96,417	Loan ID 200944	Fixed	4.500%	2/1/2044	97,607
264,994	Loan ID 200947	Fixed	4.000%	2/1/2043	264,621
122,527	Loan ID 200948	Fixed	4.625%	12/1/2042	113,393
256,439	Loan ID 200949	Fixed	3.875%	4/1/2043	254,784
166,879	Loan ID 200952	Fixed	3.875%	1/1/2043	165,705
297,322	Loan ID 200955	Fixed	3.250%	5/1/2043	285,108
251,492	Loan ID 200956	Fixed	5.000%	8/1/2051	256,522
383,756	Loan ID 200959	Fixed	4.000%	11/1/2042	383,557
323,702	Loan ID 200960	Fixed	3.500%	1/1/2043	314,914
324,900	Loan ID 200964	Fixed	3.750%	7/1/2043	320,594
136,339	Loan ID 200966	Fixed	4.875%	7/1/2044	136,339
89,844	Loan ID 200968	Fixed	4.250%	11/1/2044	56,337
337,228	Loan ID 200969	Fixed	4.875%	8/1/2043	343,972
143,156	Loan ID 200974	Fixed	4.250%	10/1/2044	144,202
329,311	Loan ID 200977	Fixed	4.875%	9/1/2044	335,898
154,964	Loan ID 200993	Fixed	2.004%	7/15/2049	136,338
52,118	Loan ID 200996	Fixed	2.500%	8/1/2048	42,035
345,851	Loan ID 200998	Fixed	3.875%	12/1/2050	343,880
119,565	Loan ID 201005	Fixed	4.750%	7/1/2041	121,957
39,696	Loan ID 201006	Fixed	6.875%	3/1/2038	40,490
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	85,192
73,078	Loan ID 201010	Fixed	5.500%	4/1/2039	73,078
43,030	Loan ID 201012	Fixed	7.500%	12/1/2038	43,891
52,300	Loan ID 201013	Fixed	7.500%	12/1/2038	46,599
98,102	Loan ID 201016	Fixed	6.500%	2/1/2036	93,197
66,993	Loan ID 201022	ARM	2.500%	5/1/2037	59,563
128,079	Loan ID 201023	Fixed	6.450%	2/1/2036	121,804
100,399	Loan ID 201027	ARM	9.538%	3/1/2037	102,407
132,371	Loan ID 201032	Fixed	4.500%	11/1/2044	133,707
266,341	Loan ID 201033	Fixed	4.125%	12/1/2044	267,498
80,498	Loan ID 201036	Fixed	4.375%	12/1/2044	81,442
64,789	Loan ID 201037	Fixed	8.250%	7/1/2039	66,085
86,678	Loan ID 201041	Fixed	3.750%	11/1/2052	85,050
105,671	Loan ID 201043	Fixed	4.000%	4/1/2039	103,431
161,747	Loan ID 201044	Fixed	4.870%	3/29/2037	164,981
99,027	Loan ID 201045	Fixed	3.375%	7/1/2037	91,124
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	130,272
104,254	Loan ID 201047	Fixed	3.625%	4/1/2053	100,595
62,433	Loan ID 201053	Fixed	3.860%	7/1/2053	62,127
193,529	Loan ID 201054	Fixed	2.400%	5/17/2050	172,959
557,869	Loan ID 201056	Fixed	4.000%	7/1/2054	493,274
138,239	Loan ID 201057	Fixed	4.375%	1/1/2050	140,068
98,592	Loan ID 201058	Fixed	4.250%	8/1/2037	99,502
96,902	Loan ID 201060	ARM	3.000%	7/1/2035	81,098
73,272	Loan ID 201061	Fixed	5.000%	2/1/2050	70,738
110,572	Loan ID 201062	Fixed	3.100%	4/1/2047	105,952
100,941	Loan ID 201063	Fixed	4.000%	9/1/2047	100,133
216,791	Loan ID 201066	Fixed	4.250%	12/1/2046	218,797
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 406,780	Loan ID 201067	Fixed	4.750%	1/1/2044	$ 414,916
63,451	Loan ID 201069	Fixed	4.625%	12/1/2044	64,720
78,893	Loan ID 201072	Fixed	3.500%	3/1/2028	76,914
88,649	Loan ID 201075	Fixed	4.375%	10/1/2044	89,712
214,175	Loan ID 201084	Fixed	5.000%	8/1/2038	199,664
147,182	Loan ID 201091	Fixed	4.125%	1/1/2045	146,856
236,607	Loan ID 201092	Fixed	5.250%	4/1/2046	224,776
131,974	Loan ID 201093	Fixed	4.125%	2/1/2045	94,168
133,242	Loan ID 201094	Fixed	4.550%	3/1/2044	134,910
326,088	Loan ID 201101	Fixed	4.625%	3/1/2045	326,088
140,562	Loan ID 201103	ARM	2.750%	5/1/2044	140,306
149,604	Loan ID 201104	Fixed	4.375%	4/1/2045	150,976
69,228	Loan ID 201107	Fixed	5.150%	2/1/2036	70,612
469,785	Loan ID 201110	ARM	3.875%	4/1/2037	369,515
143,530	Loan ID 201111	Fixed	4.875%	4/1/2050	126,789
222,199	Loan ID 201112	Fixed	5.000%	8/1/2037	184,945
76,269	Loan ID 201113	Fixed	5.750%	12/1/2052	69,343
115,757	Loan ID 201114	Fixed	8.087%	5/1/2054	118,072
481,741	Loan ID 201115	Fixed	4.000%	2/1/2051	481,930
67,734	Loan ID 201121	Fixed	4.125%	10/1/2037	66,745
71,246	Loan ID 201122	Fixed	4.750%	11/1/2048	72,671
210,096	Loan ID 201124	Fixed	4.750%	4/1/2040	214,298
71,472	Loan ID 201127	ARM	2.500%	4/1/2037	63,884
108,719	Loan ID 201130	Fixed	4.850%	12/1/2037	103,283
114,588	Loan ID 201131	Fixed	8.250%	5/1/2053	116,880
151,195	Loan ID 201132	Fixed	4.250%	7/1/2037	143,645
171,097	Loan ID 201134	Fixed	4.625%	10/1/2053	164,044
167,690	Loan ID 201139	Fixed	3.000%	11/1/2053	159,406
80,145	Loan ID 201143	Fixed	3.500%	11/1/2037	74,509
125,853	Loan ID 201146	Fixed	4.875%	8/1/2054	119,294
104,657	Loan ID 201147	Fixed	4.125%	11/1/2051	101,565
87,944	Loan ID 201148	Fixed	3.950%	10/1/2042	87,952
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	87,758
89,419	Loan ID 201155	Fixed	5.000%	11/1/2053	61,925
61,130	Loan ID 201156	Fixed	5.000%	4/1/2050	57,742
277,419	Loan ID 201157	Fixed	4.000%	3/1/2055	277,649
184,960	Loan ID 201160	Fixed	4.920%	10/1/2049	163,515
356,029	Loan ID 201163	Fixed	4.750%	12/1/2049	294,476
158,313	Loan ID 201164	Fixed	4.250%	11/1/2051	157,679
398,528	Loan ID 201168	Fixed	3.875%	4/1/2052	381,458
95,861	Loan ID 201169	Fixed	5.934%	9/1/2037	94,079
47,890	Loan ID 201170	Fixed	4.375%	7/1/2037	48,527
102,960	Loan ID 201173	Fixed	4.280%	11/1/2047	75,058
127,703	Loan ID 201174	Fixed	4.750%	1/1/2053	130,257
118,677	Loan ID 201176	Fixed	4.250%	7/1/2053	119,783
291,639	Loan ID 201179	Fixed	4.750%	5/1/2051	275,600
261,808	Loan ID 201181	Fixed	4.500%	4/1/2034	266,275
126,382	Loan ID 201183	Fixed	3.500%	10/1/2052	122,764
59,608	Loan ID 201184	Fixed	4.000%	6/1/2049	59,714
247,010	Loan ID 201185	Fixed	7.250%	10/1/2053	251,950
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 76,854	Loan ID 201187	Fixed	5.000%	11/1/2048	$ 58,708
573,875	Loan ID 201196	Fixed	4.375%	11/1/2036	576,509
305,316	Loan ID 201199	Fixed	5.125%	11/1/2046	311,422
137,994	Loan ID 201205	Fixed	4.625%	1/1/2045	140,609
121,050	Loan ID 201206	Fixed	3.990%	4/1/2045	120,838
107,688	Loan ID 201208	Fixed	4.625%	4/1/2045	102,304
167,302	Loan ID 201209	Fixed	4.250%	4/1/2045	168,707
358,524	Loan ID 201212	Fixed	4.625%	10/1/2058	322,007
184,698	Loan ID 201213	Fixed	4.875%	8/1/2044	188,392
501,989	Loan ID 201214	ARM	3.750%	9/1/2043	482,472
116,869	Loan ID 201218	Fixed	4.125%	1/1/2045	116,617
58,364	Loan ID 201221	Fixed	3.250%	5/1/2043	58,364
45,613	Loan ID 201222	Fixed	5.125%	1/1/2045	12,788
167,869	Loan ID 201223	Fixed	3.875%	4/1/2030	170,716
31,920	Loan ID 201229	Fixed	3.250%	7/1/2024	32,523
240,574	Loan ID 201233	Fixed	4.500%	12/1/2044	243,377
217,493	Loan ID 201237	Fixed	3.750%	5/1/2045	214,586
147,707	Loan ID 201240	Fixed	4.250%	10/1/2045	120,853
276,363	Loan ID 201241	Fixed	4.375%	7/1/2045	279,907
211,968	Loan ID 201242	Fixed	4.625%	11/1/2044	215,321
103,170	Loan ID 201243	Fixed	4.625%	11/1/2045	105,173
374,660	Loan ID 201244	Fixed	4.500%	6/1/2045	378,877
106,255	Loan ID 201245	Fixed	4.750%	8/1/2044	108,380
94,323	Loan ID 201248	Fixed	4.875%	7/1/2044	96,209
460,864	Loan ID 201249	Fixed	4.625%	3/1/2059	432,544
194,870	Loan ID 201254	Fixed	7.250%	5/1/2060	198,768
221,370	Loan ID 201255	ARM	7.625%	6/1/2035	225,798
5,810	Loan ID 201256	ARM	10.500%	10/1/2021	5,926
223,926	Loan ID 201257	Fixed	4.500%	5/1/2044	223,204
84,990	Loan ID 201258	Fixed	4.500%	6/1/2045	78,106
162,128	Loan ID 201260	Fixed	4.750%	9/1/2045	165,370
47,136	Loan ID 201263	Fixed	4.750%	10/1/2045	47,345
336,664	Loan ID 201265	Fixed	4.750%	6/1/2045	343,397
137,229	Loan ID 201266	Fixed	4.500%	2/1/2046	139,345
141,190	Loan ID 201270	Fixed	4.125%	2/1/2045	141,578
237,987	Loan ID 201271	Fixed	4.500%	6/1/2045	240,826
226,760	Loan ID 201273	Fixed	4.500%	12/1/2045	230,254
203,510	Loan ID 201274	Fixed	4.125%	10/1/2045	203,287
349,289	Loan ID 201280	Fixed	4.500%	4/1/2046	354,163
102,131	Loan ID 201284	Fixed	3.625%	2/1/2029	103,481
25,227	Loan ID 201285	Fixed	4.625%	11/1/2028	25,731
103,664	Loan ID 201286	Fixed	4.375%	12/1/2045	104,867
79,727	Loan ID 201289	Fixed	4.000%	3/1/2045	79,323
290,226	Loan ID 201291	Fixed	5.000%	8/1/2045	258,369
116,139	Loan ID 201294	Fixed	4.625%	2/1/2046	116,124
718,235	Loan ID 201296	Fixed	4.250%	2/1/2046	720,114
68,417	Loan ID 201301	Fixed	4.550%	10/1/2044	69,340
127,493	Loan ID 201302	Fixed	4.250%	5/1/2045	128,160
139,713	Loan ID 201305	Fixed	4.625%	8/1/2044	142,340
109,679	Loan ID 201306	Fixed	3.875%	9/1/2045	108,176
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 166,271	Loan ID 201307	Fixed	4.250%	10/1/2048	$ 166,802
58,817	Loan ID 201308	Fixed	4.625%	11/1/2045	59,721
152,621	Loan ID 201309	Fixed	4.000%	9/1/2045	151,674
305,472	Loan ID 201313	Fixed	4.625%	1/1/2046	290,198
153,291	Loan ID 201316	Fixed	4.500%	2/1/2046	142,089
162,202	Loan ID 201319	Fixed	4.375%	10/1/2045	163,170
129,159	Loan ID 201324	Fixed	5.250%	4/1/2046	131,742
167,183	Loan ID 201326	Fixed	4.625%	3/1/2046	169,369
179,755	Loan ID 201328	Fixed	4.250%	11/1/2045	80,539
360,185	Loan ID 201333	Fixed	3.875%	11/1/2045	350,270
182,655	Loan ID 201335	Fixed	4.750%	1/1/2046	186,308
180,787	Loan ID 201336	Fixed	4.750%	1/1/2046	156,361
128,276	Loan ID 201345	Fixed	4.125%	5/1/2045	128,045
227,804	Loan ID 201350	Fixed	4.000%	6/1/2045	103,173
62,923	Loan ID 201352	Fixed	4.875%	3/1/2045	64,182
475,318	Loan ID 201354	Fixed	3.375%	7/1/2046	475,318
128,249	Loan ID 201355	Fixed	5.250%	12/1/2045	130,814
143,127	Loan ID 201358	Fixed	4.875%	7/1/2045	135,968
137,622	Loan ID 201361	Fixed	5.250%	7/1/2044	140,374
106,203	Loan ID 201364	Fixed	3.875%	4/1/2046	104,347
321,593	Loan ID 201365	Fixed	4.250%	10/1/2045	322,744
45,715	Loan ID 201368	Fixed	5.125%	2/1/2045	46,629
173,038	Loan ID 201370	Fixed	4.250%	7/1/2046	159,430
95,877	Loan ID 201371	Fixed	4.125%	4/1/2046	95,861
247,665	Loan ID 201372	Fixed	4.625%	8/1/2046	252,061
148,325	Loan ID 201373	Fixed	5.125%	4/1/2046	151,291
136,618	Loan ID 201375	Fixed	4.500%	6/1/2045	138,182
268,185	Loan ID 201377	Fixed	3.875%	5/1/2046	268,185
301,872	Loan ID 201381	Fixed	4.875%	7/1/2045	286,778
74,860	Loan ID 201384	Fixed	4.375%	10/1/2045	74,860
132,535	Loan ID 201385	Fixed	4.625%	12/1/2045	132,535
59,881	Loan ID 201386	Fixed	5.250%	5/1/2046	59,881
223,708	Loan ID 201390	Fixed	5.125%	9/1/2045	228,182
377,949	Loan ID 201391	Fixed	5.125%	10/1/2045	377,949
159,642	Loan ID 201392	Fixed	3.750%	2/1/2046	151,126
414,765	Loan ID 201393	Fixed	3.750%	4/1/2056	423,060
72,198	Loan ID 201394	Fixed	6.700%	6/1/2034	73,642
81,936	Loan ID 201395	Fixed	6.300%	7/1/2044	11,366
81,926	Loan ID 201400	Fixed	4.750%	7/1/2044	83,540
86,050	Loan ID 201401	Fixed	4.750%	10/1/2044	87,771
89,554	Loan ID 201403	Fixed	4.750%	8/1/2044	77,969
128,586	Loan ID 201404	Fixed	4.750%	10/1/2044	112,267
68,431	Loan ID 201405	Fixed	5.250%	8/1/2044	69,800
52,205	Loan ID 201406	Fixed	4.250%	6/1/2046	52,326
231,389	Loan ID 201407	Fixed	4.875%	1/1/2046	236,017
156,240	Loan ID 201411	Fixed	4.750%	12/1/2045	159,365
136,624	Loan ID 201412	Fixed	5.750%	12/1/2045	132,289
320,075	Loan ID 201413	Fixed	4.500%	7/1/2045	324,926
69,963	Loan ID 201414	Fixed	4.250%	7/1/2044	70,379
53,039	Loan ID 201415	Fixed	8.000%	4/1/2034	54,100
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 57,175	Loan ID 201417	Fixed	6.000%	8/1/2037	$ 58,318
39,467	Loan ID 201419	Fixed	10.000%	11/1/2033	40,257
54,689	Loan ID 201422	Fixed	4.625%	10/1/2046	55,238
622,276	Loan ID 201425	Fixed	3.875%	4/1/2046	605,984
299,449	Loan ID 201426	Fixed	4.875%	3/1/2044	305,438
510,504	Loan ID 201428	ARM	4.000%	4/1/2045	498,058
187,713	Loan ID 201431	Fixed	4.875%	5/1/2045	172,790
268,705	Loan ID 201432	Fixed	5.000%	8/1/2046	274,080
93,851	Loan ID 201434	Fixed	4.375%	6/1/2046	94,440
86,137	Loan ID 201436	Fixed	4.375%	5/1/2045	87,139
127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	14,946
171,684	Loan ID 201439	Fixed	5.000%	12/1/2045	175,117
305,270	Loan ID 201440	Fixed	4.625%	7/1/2046	110,826
95,632	Loan ID 201441	Fixed	4.750%	10/1/2045	97,199
285,994	Loan ID 201442	Fixed	4.875%	12/1/2045	291,266
527,121	Loan ID 201443	Fixed	3.875%	8/1/2046	521,910
48,745	Loan ID 201444	Fixed	4.500%	11/1/2044	49,353
241,404	Loan ID 201447	Fixed	4.875%	10/1/2044	246,232
88,390	Loan ID 201449	Fixed	4.000%	8/1/2044	88,066
213,199	Loan ID 201451	Fixed	4.250%	6/1/2045	214,609
180,569	Loan ID 201453	Fixed	5.250%	9/1/2046	184,180
180,569	Loan ID 201454	Fixed	5.250%	9/1/2046	184,180
198,384	Loan ID 201456	Fixed	4.125%	7/1/2046	196,780
224,056	Loan ID 201458	Fixed	3.875%	9/1/2046	215,537
150,397	Loan ID 201460	Fixed	4.250%	7/1/2045	149,168
257,127	Loan ID 201461	Fixed	4.125%	12/1/2044	252,816
285,407	Loan ID 201464	Fixed	4.375%	6/1/2045	264,178
97,326	Loan ID 201465	Fixed	5.125%	12/1/2044	99,272
44,105	Loan ID 201467	Fixed	5.250%	3/1/2044	44,987
267,352	Loan ID 201470	Fixed	4.375%	10/1/2044	270,370
214,273	Loan ID 201471	Fixed	4.500%	1/1/2045	217,122
141,975	Loan ID 201472	Fixed	4.000%	11/1/2044	141,975
292,315	Loan ID 201473	Fixed	4.500%	2/1/2045	296,479
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	11,164
133,930	Loan ID 201476	ARM	8.500%	2/1/2037	127,234
78,526	Loan ID 201477	Fixed	6.750%	11/1/2036	80,097
102,471	Loan ID 201478	Fixed	4.625%	10/1/2045	104,485
151,772	Loan ID 201480	Fixed	4.250%	11/1/2045	152,863
131,285	Loan ID 201482	Fixed	4.625%	6/1/2045	116,542
282,636	Loan ID 201483	Fixed	4.125%	12/1/2045	278,039
73,008	Loan ID 201484	Fixed	4.500%	10/1/2046	73,885
59,262	Loan ID 201485	Fixed	5.750%	3/1/2038	60,448
159,617	Loan ID 201487	Fixed	4.625%	2/1/2052	162,810
87,942	Loan ID 201489	Fixed	4.750%	3/1/2046	89,701
75,036	Loan ID 201499	Fixed	4.750%	5/1/2045	76,536
101,392	Loan ID 201502	Fixed	5.250%	4/1/2044	103,420
142,597	Loan ID 201503	Fixed	5.000%	7/1/2046	144,866
430,520	Loan ID 201504	Fixed	4.500%	7/1/2045	436,134
89,202	Loan ID 201505	ARM	5.750%	9/1/2046	90,788
293,476	Loan ID 201506	Fixed	5.000%	2/1/2047	298,669
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 213,649	Loan ID 201508	Fixed	5.000%	2/1/2047	$ 217,922
226,782	Loan ID 201509	Fixed	5.000%	12/1/2046	215,716
75,963	Loan ID 201511	Fixed	4.375%	1/1/2046	76,610
118,740	Loan ID 201513	Fixed	4.000%	1/1/2046	118,740
113,574	Loan ID 201515	Fixed	5.125%	4/1/2047	115,845
131,702	Loan ID 201516	Fixed	3.875%	4/1/2046	130,144
393,316	Loan ID 201518	Fixed	4.875%	1/1/2047	401,182
91,609	Loan ID 201519	Fixed	4.750%	9/1/2045	93,441
76,990	Loan ID 201523	Fixed	5.125%	7/1/2045	78,530
473,671	Loan ID 201533	Fixed	4.750%	5/1/2046	483,144
41,588	Loan ID 201534	Fixed	4.875%	5/1/2047	42,420
320,918	Loan ID 201535	Fixed	4.875%	8/1/2047	320,918
452,240	Loan ID 201536	Fixed	3.375%	4/1/2045	392,489
263,228	Loan ID 201545	Fixed	4.000%	9/1/2047	263,228
149,500	Loan ID 201549*	Interest Only	12.500%	10/1/2019	147,258
136,895	Loan ID 201550	Fixed	5.000%	2/1/2047	136,895
194,240	Loan ID 201551	Fixed	4.500%	2/1/2047	149,152
131,899	Loan ID 201552	Fixed	4.000%	8/1/2047	131,899
46,119	Loan ID 201556	Fixed	4.990%	12/1/2047	46,898
127,815	Loan ID 201558	Fixed	4.500%	8/1/2047	127,815
96,212	Loan ID 201562	Fixed	4.625%	5/1/2047	96,212
104,004	Loan ID 201579	Fixed	4.750%	12/1/2036	104,217
83,094	Loan ID 201581	Fixed	4.125%	10/1/2046	81,669
83,922	Loan ID 201583	Fixed	5.250%	8/1/2047	72,724
44,064	Loan ID 201585	Fixed	5.500%	3/1/2048	44,945
374,041	Loan ID 201586	Fixed	4.625%	5/1/2047	380,492
304,240	Loan ID 201587	Fixed	4.375%	1/1/2048	281,904
322,797	Loan ID 201588	Fixed	5.125%	2/1/2048	308,272
35,438	Loan ID 201589	Fixed	5.375%	6/1/2048	36,146
138,286	Loan ID 201590	Fixed	5.200%	5/1/2048	70,846
308,398	Loan ID 201591	Fixed	5.375%	8/1/2048	292,863
75,000	Loan ID 201593*	Interest Only	13.500%	2/1/2020	72,750
365,500	Loan ID 201594*	Interest Only	11.250%	6/1/2019	360,018
64,979	Loan ID 201598	Fixed	6.000%	1/1/2037	63,909
332,515	Loan ID 201599	Fixed	5.000%	7/1/2038	264,643
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	9,272
35,186	Loan ID 201602	Fixed	5.000%	4/20/2032	35,890
58,844	Loan ID 201604	Fixed	8.500%	1/1/2048	58,844
69,960	Loan ID 201605	Fixed	8.750%	3/1/2048	71,359
88,760	Loan ID 201606	Fixed	9.990%	5/1/2048	90,536
43,017	Loan ID 201610	Fixed	9.990%	7/1/2048	40,867
58,983	Loan ID 201611	Fixed	9.990%	7/1/2048	44,258
254,860	Loan ID 201612	Fixed	12.000%	10/1/2025	252,312
33,750	Loan ID 201614*	Interest Only	12.000%	12/1/2019	33,075
495,455	Loan ID 201615	Fixed	10.500%	1/1/2021	492,978
170,389	Loan ID 201617	Fixed	9.750%	2/1/2022	168,685
31,214	Loan ID 201624	Fixed	11.000%	7/22/2028	29,653
40,557	Loan ID 201626	Fixed	8.950%	5/18/2035	41,368
43,002	Loan ID 201627	Fixed	10.450%	2/19/2047	43,862
49,544	Loan ID 201628	Fixed	11.000%	7/25/2040	47,067
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 40,796	Loan ID 201629	Fixed	11.000%	3/6/2033	$ 40,796
46,187	Loan ID 201630*	Fixed	9.950%	1/28/2020	43,878
44,049	Loan ID 201631	Fixed	9.950%	7/25/2031	41,846
49,634	Loan ID 201632	Fixed	11.000%	10/13/2041	50,626
55,816	Loan ID 201633	Fixed	11.000%	12/2/2032	56,932
64,026	Loan ID 201634	Fixed	7.950%	2/28/2048	60,824
65,125	Loan ID 201635	Fixed	9.950%	3/14/2046	66,428
78,855	Loan ID 201636	Fixed	9.450%	5/13/2031	80,432
98,366	Loan ID 201637	Fixed	11.000%	5/22/2045	100,333
140,671	Loan ID 201638	Fixed	8.500%	9/19/2044	143,484
319,924	Loan ID 201639	Fixed	5.000%	9/1/2048	319,924
340,659	Loan ID 201640	Fixed	5.125%	4/1/2049	321,187
158,632	Loan ID 201641*	Fixed	10.500%	6/1/2020	150,700
420,000	Loan ID 201642	Interest Only	13.000%	4/1/2021	428,400
669,302	Loan ID 201645*	Fixed	8.000%	7/1/2020	98,032
41,567	Loan ID 201647	Fixed	6.000%	10/1/2031	39,282
36,899	Loan ID 201648	Fixed	7.150%	8/14/2030	15,884
57,416	Loan ID 201649	Fixed	4.800%	2/20/2030	58,564
37,511	Loan ID 201650	Fixed	7.000%	11/14/2031	38,261
49,853	Loan ID 201651	Fixed	7.000%	12/1/2036	42,058
247,013	Loan ID 201652	Fixed	5.000%	10/1/2036	111,120
196,262	Loan ID 201653	Fixed	4.250%	6/1/2048	196,262
440,276	Loan ID 201654	Fixed	4.875%	7/1/2049	441,125
147,359	Loan ID 201655	Fixed	7.700%	1/1/2049	154,727
124,732	Loan ID 201656	Fixed	4.625%	6/1/2049	127,098
244,139	Loan ID 201657	Fixed	5.250%	11/1/2048	233,233
263,627	Loan ID 201659	Fixed	4.875%	5/1/2049	265,919
84,564	Loan ID 201661	Fixed	5.500%	8/1/2049	87,327
129,798	Loan ID 201662	Fixed	5.375%	9/1/2048	132,394
422,106	Loan ID 201663	Fixed	4.750%	10/1/2048	422,106
19,768	Loan ID 201664	Fixed	10.000%	8/1/2033	19,768
41,493	Loan ID 201665	Fixed	9.990%	8/1/2048	42,322
18,662	Loan ID 201666	Fixed	10.000%	6/1/2033	19,035
17,148	Loan ID 201667	Fixed	10.000%	7/1/2033	17,491
16,080	Loan ID 201668	Fixed	9.750%	11/1/2033	16,402
56,269	Loan ID 201670	Fixed	8.000%	9/15/2048	56,269
22,689	Loan ID 201671	Fixed	9.000%	9/15/2048	22,689
21,196	Loan ID 201672	Fixed	9.900%	10/15/2048	20,136
51,547	Loan ID 201673	Fixed	9.990%	6/1/2048	52,578
23,932	Loan ID 201674	Fixed	9.900%	12/1/2048	24,410
67,170	Loan ID 201675	Fixed	9.750%	2/1/2049	70,528
111,764	Loan ID 201676	Fixed	9.625%	10/1/2048	113,502
80,152	Loan ID 201677	Fixed	9.250%	11/1/2048	81,755
25,545	Loan ID 201678	Fixed	10.000%	8/1/2048	26,055
43,356	Loan ID 201679	Fixed	7.700%	3/1/2047	44,223
39,448	Loan ID 201680	Fixed	9.900%	9/15/2048	39,724
34,514	Loan ID 201681	Fixed	9.000%	6/1/2048	32,788
176,296	Loan ID 201682	Fixed	5.000%	7/1/2048	67,631
484,535	Loan ID 201683	Fixed	4.875%	12/1/2048	494,225
406,984	Loan ID 201684	Fixed	4.500%	8/1/2049	396,739
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 286,931	Loan ID 201685	Fixed	5.500%	2/1/2049	$ 297,704
101,518	Loan ID 201686	Fixed	4.250%	7/1/2049	92,954
107,134	Loan ID 201687	Fixed	5.500%	7/1/2048	33,665
383,830	Loan ID 201688	Fixed	6.000%	11/1/2047	391,507
208,055	Loan ID 201689	Fixed	4.500%	4/1/2049	203,583
494,364	Loan ID 201690	Fixed	5.000%	9/1/2049	478,787
209,124	Loan ID 201692	Fixed	8.000%	11/1/2029	209,124
64,767	Loan ID 201694	Fixed	9.000%	9/1/2024	64,767
313,698	Loan ID 201695	Fixed	8.000%	9/1/2021	313,698
65,326	Loan ID 201696	Fixed	5.125%	10/1/2048	66,471
124,721	Loan ID 201697	Fixed	6.125%	4/1/2049	117,730
83,182	Loan ID 201698	Fixed	4.375%	12/1/2047	83,689
265,932	Loan ID 201699	Fixed	5.522%	9/1/2049	276,234
323,771	Loan ID 201700	Fixed	6.125%	6/1/2049	307,226
62,652	Loan ID 201701	Fixed	5.000%	8/1/2049	62,317
208,942	Loan ID 201703	Fixed	6.600%	12/1/2048	213,121
318,928	Loan ID 201704	Fixed	7.535%	3/1/2049	318,928
290,060	Loan ID 201706	Fixed	4.875%	10/1/2048	267,287
181,278	Loan ID 201707	Fixed	4.875%	8/1/2049	165,889
445,136	Loan ID 201708	Fixed	4.500%	11/1/2049	385,876
206,299	Loan ID 201709	Fixed	5.325%	9/1/2049	212,203
148,386	Loan ID 201710	Fixed	6.700%	11/1/2049	155,805
728,884	Loan ID 201711	Fixed	4.875%	10/1/2049	728,884
381,039	Loan ID 201712	Fixed	5.125%	10/1/2049	381,039
184,146	Loan ID 201713	Fixed	10.111%	12/1/2049	187,829
281,950	Loan ID 201714	Fixed	10.250%	12/1/2049	277,047
118,943	Loan ID 201715	Fixed	10.130%	12/1/2049	121,322
237,242	Loan ID 201716	Fixed	10.150%	12/1/2049	232,960
437,652	Loan ID 201717	Fixed	6.500%	12/1/2048	423,221
43,155	Loan ID 201718	Fixed	6.125%	11/1/2048	44,018
117,671	Loan ID 201719	Fixed	4.750%	9/1/2049	117,671
138,259	Loan ID 201720	Fixed	4.375%	4/1/2049	138,574
363,662	Loan ID 201723	Fixed	5.000%	1/1/2049	363,662
243,697	Loan ID 201724	Fixed	5.375%	1/1/2049	207,050
76,403	Loan ID 201725	Interest Only	7.750%	12/1/2022	76,403
55,011	Loan ID 201726	Interest Only	8.000%	12/1/2022	55,011
63,050	Loan ID 201727	Interest Only	8.750%	1/1/2021	62,735
74,289	Loan ID 201728	Fixed	8.500%	1/1/2022	73,917
214,677	Loan ID 201729	Fixed	7.500%	1/1/2030	214,677
65,000	Loan ID 201730*	Interest Only	10.000%	12/1/2020	65,000
318,163	Loan ID 201731	Fixed	4.750%	10/1/2049	318,164
129,410	Loan ID 201732	Fixed	5.125%	5/1/2047	124,223
78,998	Loan ID 201733	Fixed	5.250%	4/1/2044	80,578
545,107	Loan ID 201736	Fixed	7.250%	5/1/2047	552,391
999,999	Loan ID 201737	ARM	7.875%	11/1/2047	1,019,999
126,395	Loan ID 201739	ARM	7.125%	4/1/2048	128,923
112,523	Loan ID 201740	Fixed	5.749%	4/1/2048	114,774
228,736	Loan ID 201741	ARM	8.000%	7/1/2048	231,844
643,308	Loan ID 201742	ARM	8.750%	9/1/2048	656,174
141,999	Loan ID 201743	Fixed	5.499%	9/1/2048	144,840
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 298,605	Loan ID 201744	Fixed	5.625%	5/1/2049	$ 298,605
187,331	Loan ID 201745	Fixed	5.500%	6/1/2049	189,795
381,267	Loan ID 201746	Fixed	4.875%	7/1/2049	289,661
448,987	Loan ID 201747	Fixed	7.490%	4/1/2030	448,987
259,206	Loan ID 201748	Fixed	7.125%	4/1/2050	254,192
962,680	Loan ID 201749	Fixed	4.000%	4/1/2050	937,954
548,126	Loan ID 201750	Fixed	6.125%	4/1/2050	559,089
301,722	Loan ID 201751	ARM	5.125%	3/1/2050	309,354
687,989	Loan ID 201752	Fixed	7.500%	4/1/2050	644,449
1,112,785	Loan ID 201753	Fixed	4.875%	4/1/2050	1,121,438
842,014	Loan ID 201754	Fixed	4.875%	4/1/2050	802,742
608,119	Loan ID 201755	Fixed	5.750%	3/1/2050	620,281
252,196	Loan ID 201756	Fixed	5.000%	3/1/2050	239,672
276,540	Loan ID 201757	ARM	5.125%	4/1/2050	279,341
419,585	Loan ID 201758	Fixed	5.875%	3/1/2050	427,977
262,117	Loan ID 201759	ARM	5.750%	3/1/2050	236,041
934,406	Loan ID 201760	Fixed	5.375%	3/1/2050	901,447
258,658	Loan ID 201761	Fixed	6.875%	2/1/2050	261,310
427,300	Loan ID 201762	Fixed	5.990%	3/1/2050	431,797
146,299	Loan ID 201763	Fixed	7.375%	4/1/2050	146,940
215,700	Loan ID 201764	Fixed	8.625%	4/1/2050	218,535
344,465	Loan ID 201765	Fixed	6.125%	3/1/2050	343,726
219,054	Loan ID 201767	Fixed	5.250%	7/1/2049	219,054
189,974	Loan ID 201768	Fixed	6.750%	4/1/2050	192,157
215,850	Loan ID 201770	Fixed	9.375%	4/1/2050	207,315
332,055	Loan ID 201771	Fixed	5.750%	4/1/2050	303,864
357,424	Loan ID 201772	Fixed	8.125%	3/1/2050	375,295
762,109	Loan ID 201773	ARM	5.500%	6/1/2049	721,348
294,348	Loan ID 201774	Fixed	6.125%	3/1/2050	282,478
165,464	Loan ID 201775	Fixed	7.375%	4/1/2050	173,738
716,776	Loan ID 201776	Fixed	6.625%	1/1/2050	726,505
126,243	Loan ID 201777	Fixed	5.875%	4/1/2049	130,429
250,000	Loan ID 201779	Interest Only	10.500%	7/1/2022	250,000
446,889	Loan ID 201780	Fixed	6.125%	4/1/2050	454,530
379,546	Loan ID 201781	Fixed	6.250%	4/1/2050	392,143
124,600	Loan ID 201783	Interest Only	7.500%	9/1/2025	121,645
322,759	Loan ID 201784	Fixed	6.750%	4/1/2050	338,897
273,000	Loan ID 201785	Interest Only	8.000%	8/31/2023	286,650
161,600	Loan ID 201786	Interest Only	7.000%	10/1/2023	152,442
940,000	Loan ID 201787	ARM	6.346%	3/1/2060	913,390
142,500	Loan ID 201789	Interest Only	10.990%	11/1/2021	142,500
132,000	Loan ID 201790	Interest Only	10.750%	11/1/2021	132,000
385,000	Loan ID 201791	Interest Only	10.750%	11/1/2021	385,000
157,500	Loan ID 201792	Interest Only	10.250%	10/1/2021	155,925
247,500	Loan ID 201793	Interest Only	10.990%	11/1/2021	247,500
165,750	Loan ID 201794	Interest Only	10.990%	11/1/2022	165,750
253,500	Loan ID 201795	Interest Only	7.500%	10/31/2025	266,175
107,000	Loan ID 201796	Fixed	9.750%	12/1/2022	107,000
239,000	Loan ID 201797	Interest Only	9.750%	12/1/2021	239,000
151,172	Loan ID 201798	Fixed	6.125%	5/1/2049	151,172
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 468,000	Loan ID 201799	Interest Only	7.500%	11/20/2025	$ 468,000
752,300	Loan ID 201800	Interest Only	7.500%	12/31/2023	752,300
66,529	Loan ID 201801	Fixed	7.125%	5/1/2032	67,306
38,262	Loan ID 201802	Fixed	4.250%	11/1/2027	37,054
29,987	Loan ID 201803	Fixed	7.050%	9/1/2034	30,158
176,609	Loan ID 201804	Fixed	4.000%	2/1/2032	170,997
110,291	Loan ID 201805	Fixed	4.375%	10/1/2036	103,475
30,462	Loan ID 201806	Fixed	9.000%	6/1/2026	30,751
73,436	Loan ID 201807	Fixed	5.000%	8/1/2043	59,779
120,415	Loan ID 201808	Fixed	3.875%	3/1/2037	111,158
165,996	Loan ID 201809	Fixed	3.750%	2/1/2038	149,379
77,186	Loan ID 201810	Fixed	3.750%	2/1/2042	69,701
64,072	Loan ID 201811	Fixed	11.830%	5/1/2035	64,198
35,514	Loan ID 201812	Fixed	9.240%	2/1/2027	35,742
76,047	Loan ID 201813	Fixed	6.000%	1/1/2039	71,871
50,645	Loan ID 201814	Fixed	7.740%	3/1/2033	50,961
69,422	Loan ID 201815	Fixed	8.000%	9/1/2033	69,869
52,821	Loan ID 201816	Fixed	4.625%	4/1/2025	50,462
102,669	Loan ID 201817	Fixed	4.125%	7/1/2026	99,417
57,811	Loan ID 201818	Fixed	10.390%	12/1/2041	58,162
58,780	Loan ID 201819	Fixed	3.875%	11/1/2029	56,802
95,546	Loan ID 201820	Fixed	3.750%	3/1/2042	86,280
73,015	Loan ID 201821	Fixed	6.450%	5/1/2030	73,211
48,863	Loan ID 201822	Fixed	8.920%	1/1/2036	49,408
73,780	Loan ID 201823	Fixed	9.625%	3/1/2040	62,830
283,708	Loan ID 201824	Fixed	8.500%	10/1/2037	231,612
129,698	Loan ID 201825	Fixed	3.875%	11/1/2039	117,133
66,240	Loan ID 201826	Fixed	8.498%	11/1/2030	66,397
35,842	Loan ID 201827	Fixed	10.780%	3/1/2026	35,960
31,529	Loan ID 201828	Fixed	8.249%	10/1/2030	31,673
112,786	Loan ID 201829	Fixed	10.460%	8/1/2037	108,199
35,599	Loan ID 201830	Fixed	10.555%	10/1/2026	35,892
63,463	Loan ID 201831	Fixed	11.110%	2/1/2038	63,953
54,963	Loan ID 201832	Fixed	6.250%	4/1/2034	55,240
40,914	Loan ID 201833	Fixed	12.679%	6/1/2023	40,676
62,129	Loan ID 201834	Fixed	9.150%	4/1/2038	62,287
40,086	Loan ID 201835	Fixed	7.500%	1/1/2027	40,212
31,539	Loan ID 201836	Fixed	8.836%	7/1/2027	29,109
48,557	Loan ID 201837	Fixed	6.996%	9/1/2031	48,510
49,169	Loan ID 201838	Fixed	9.070%	7/1/2027	49,541
44,249	Loan ID 201839	Fixed	11.110%	8/1/2039	43,907
67,969	Loan ID 201840	Fixed	10.870%	10/1/2041	65,066
49,318	Loan ID 201841	Fixed	10.060%	5/1/2025	49,566
78,564	Loan ID 201842	Fixed	11.030%	3/1/2028	76,052
37,093	Loan ID 201843	Fixed	9.180%	8/1/2031	37,367
51,577	Loan ID 201844	Fixed	11.490%	11/1/2028	48,735
28,127	Loan ID 201845	Fixed	7.000%	2/1/2024	28,318
44,039	Loan ID 201846	Fixed	8.496%	5/1/2034	39,982
134,399	Loan ID 201847	Fixed	2.375%	6/1/2033	129,952
57,853	Loan ID 201848	Fixed	4.290%	11/1/2032	56,035
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 107.4%
$ 54,115	Loan ID 201849	Fixed	4.480%	6/1/2035	$ 52,424
96,073	Loan ID 201850	Fixed	4.625%	6/1/2039	92,568
124,298	Loan ID 201851	Fixed	4.500%	8/30/2023	121,035
69,921	Loan ID 201852	Fixed	7.490%	2/1/2027	70,561
99,501	Loan ID 201853	Fixed	4.910%	2/1/2034	96,612
90,965	Loan ID 201854	Fixed	6.190%	2/1/2036	91,059
88,925	Loan ID 201855	Fixed	4.390%	7/1/2036	86,615
47,813	Loan ID 201856	Fixed	7.900%	6/1/2037	48,117
53,550	Loan ID 201857	Fixed	3.250%	12/1/2026	48,614
373,518	Loan ID 201858	Fixed	4.625%	2/1/2039	363,704
139,133,182	TOTAL MORTGAGE NOTES (Cost - $118,561,744)				133,803,384

	OTHER INVESTMENTS^ (Cost - $448,833) - 0.4%				529,733

	TOTAL INVESTMENTS (Cost - $119,010,577) - 107.8%				$ 134,333,117
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8) %				(9,703,387)
	NET ASSETS - 100.0%				$ 124,629,730

* Loan is in loss mitigation, which means the Fund is restructuring the loan with the delinquent borrower.
^ Illiquid Securities, non-income producing defaulted securities
ARM - Adjustable Rate Mortgage

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2020

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended December 31, 2020, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a at least monthly basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and at least monthly market adjustments produced a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2020

The valuation inputs and subsequent output are reviewed and maintained on a monthly basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored at least monthly relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 133,803,384	$ 133,803,384
Other Investments	-	-	529,733	529,733
Total	$ -	$ -	$ 134,333,117	$ 134,333,117

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2020

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 130,311,594	$ 537,822	$ 130,849,416
Net realized gain (loss)	917,289	(25,538)	891,751
Change in unrealized appreciation	1,908,258	(17,230)	1,891,028
Cost of purchases	8,087,616	-	8,087,616
Proceeds from sales and principal paydowns	(7,471,828)	(21,249)	(7,493,077)
Purchase discount amortization	106,163	220	106,383
Net Transfers within level 3	(55,708)	55,708	-
Ending balance	$ 133,803,384	$ 529,733	$ 134,333,117

The total change in unrealized appreciation attributable to Level 3 investments still held at December 31, 2020 is $2,491,450.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2020. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 133,803,384	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 98.2%	19.5%
			Delinquency	0 - 852 days	24 days
			Loan-to-Value	1.6 - 496.3%	78.9%
			Discount rate	1.9 - 16.2%	4.9%
Other Investments	529,733	Market comparable	Sales price	$4 - $318 sq/ft	$314 sq/ft
Closing Balance	$ 134,333,117

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 119,010,577	$ 17,672,617	$ 2,350,077	$ 15,322,540